FINANCIAL RISK MANAGEMENT - Foreign currency risks (Details) - Foreign currency - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cross currency swap agreements
FINANCIAL RISK MANAGEMENT
Percentage of USD- and Euro- denominated Notes and bank loans outstanding hedged for exposure to currency rate risk	66.70%	40.00%
Notionals related to interest rate derivative instruments	₽ 22,163	₽ 18,572
Amounts, net of tax, reclassified from AOCI to profit		12	₽ 505
Forward contracts
FINANCIAL RISK MANAGEMENT
Notionals related to interest rate derivative instruments	7,911	69,535
Gain (loss) recognized in consolidated statement of profit and loss	₽ 1,136	₽ 701	₽ 1,937